NUVEEN NWQ MULTI-CAP VALUE FUND
NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2013

The following changes apply to Nuveen NWQ Multi-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund (each referred to as the “Fund”):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.